Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure For Earnings Per Share [Abstract]
Schedule of earnings per share
	2018	2017	2016
Basic income (loss) attributable to holders of common shares	$112,276	$(47,855)	$(25,361)
Effect of dilutive securities:	—	—	—
Diluted income (loss)	$112,276	$(47,855)	$(25,361)

	Number of Shares
	2018	2017	2016
Weighted average number of common shares outstanding – basic	12,534,801	12,544,141	12,628,454
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding – diluted	12,534,801	12,544,141	12,628,454